Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Japanese plans
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	¥ 130,455	¥ 71,890	¥ 32,122
Recognized net actuarial loss	7,302	12,562	16,619
Prior service costs	381	427	3,462
Amortization of prior service costs	(4,723)	(5,566)	(8,033)
Amortization of net transition obligation	0	0	0
Other	46		(173)
Total recognized in other comprehensive income (loss)	133,461	79,313	43,997
Foreign Plans
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	(97,772)	52,253	(15,804)
Recognized net actuarial loss	2,892	5,224	2,884
Prior service costs	(3,217)	(96)	43
Amortization of prior service costs	377	359	369
Amortization of net transition obligation	0	0	0
Other	7,564	(7,605)	(8,162)
Total recognized in other comprehensive income (loss)	¥ (90,156)	¥ 50,135	¥ (20,670)